SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 18: -   SUBSEQUENT EVENT

On March 6, 2023 the company signed a settlement agreement with the two founders of Netonomy. According to which, the company will pay them an amount of $ 260 in exchange for the withdraw of the claim. See note 11c.